Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs into Black-Scholes Model

The inputs into the Black-Scholes model are as follows:

	2022	2023	2024
Black-Scholes model inputs:
Weighted average share price in USD	63.7	67.3	68.4
Expected volatility	43.5%	42.4%	42.1%
Risk-free rate	3.6%	4.2%	4.3%
Dividend yield	7.0%	7.0%	7.0%

Summary of GDR Options Outstanding

The following table summarizes the details of the GDR options outstanding:

	2023	2024
	(GDRs)	(GDRs)

Outstanding at the beginning of the period	2,266,166	2,202,438
Granted	564,800	142,970
Forfeited	(9,740)	—
Exercised	(618,788)	(747,178)
Expired	-	-

Outstanding at the end of the period	2,202,438	1,598,230

Share- Based Compensation Reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Reserve Outstanding

The following table represents Share-based compensation reserve outstanding:

Share-Based Compensation reserve

31 December 2022	29,274
GDR options accrued	20,859
GDR options exercised	(15,323)

31 December 2023	34,810
GDR options accrued	16,963
GDR options exercised	(19,999)

31 December 2024	31,774